Consolidated Statements of Changes in Stockholders' Equity (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock issued to directors			179,836	150,387	125,063
Common stock issued for 401(k) match, shares (in shares)	65,263	229,832	894,784	940,392	898,894
Incentive Compensation Units Shares				3,933,870
Incentive Compensation Distributed (in Share)			1,637,151		1,432,323
Common Stock, Dividends, Per Share, Cash Paid	$ 0.00375	$ 0.00375	$ 0.015	$ 0.04	$ 0.0375
Preferred Stock, Dividends Per Share, Declared	$ 0.875	0.875	$ 3.5	$ 3.5	$ 3.5
Common Stock Issued for Warrant Exercises				1,488,050
Common stock issued under ATM program , shares	8,000		35,959,328	9,339,287	10,645,198
Stock Issued During Period Shares Compensation To Interim CEO				48,489
Stock Issued During Period, Shares, Employee Benefit Plan					249,500
Number of series B preffered stock coverted	8,000		3,541	20
Common stock issued upon conversion of series B preffered stock	64,000		11,385	64
Common stock issued to ATAC Resources Ltd. Shares					3,676,904
Common stock dividends declared, per common share (in dollars per share)	$ 0.00375	$ 0.00375	$ 0.015	$ 0.04	$ 0.0375
Stock-based compensation distributed	287,050	476,775
Common stock issued as incentive compensation					249,500